SUPPLEMENT TO THE PROSPECTUS

Waddell & Reed Advisors Funds, Inc. - Income Fund

The following information supplements and supersedes any contrary information contained in the Prospectus:

The Goals of Waddell & Reed Advisors Income Fund are to seek capital growth and income, with primary emphasis on income.

Effective October 2, 2000, the name of Waddell & Reed Advisors Income Fund will be changed to Waddell & Reed Advisors Core Investment Fund.

To be attached to the cover page of the Prospectus of:

     Waddell & Reed Advisors Funds
     Equity, Growth and Income & Asset Allocation Funds dated June 30, 2000

This Supplement is dated September 13, 2000.

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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Waddell & Reed Advisors Funds, Inc.

The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

Effective October 2, 2000, the name of Waddell & Reed Advisors Income Fund will be changed to Waddell & Reed Advisors Core Investment Fund.

To be attached to the cover page of the Statement of Additional Information dated June 30, 2000, of Waddell & Reed Advisors Funds, Inc.

This Supplement is dated September 13, 2000.